Loss before income tax (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2024	2023	2022
Revenue
Commercialization revenue		5,902	7,501	9,039
Milestone revenue		—	—	1,172
Total Revenue		5,902	7,501	10,211

Clinical trial and research & development		(3,963)	(8,771)	(10,483)
Manufacturing production & development		(13,252)	(25,468)	(28,884)

Employee benefits
Salaries and employee benefits		(20,415)	(17,197)	(18,997)
Defined contribution superannuation expenses		(369)	(384)	(402)
Equity settled share-based payment transactions(1)		(5,870)	(3,655)	(5,536)
Total Employee benefits		(26,654)	(21,236)	(24,935)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(410)	(953)	(1,144)
Right of use asset depreciation		(2,771)	(1,661)	(1,717)
Intellectual property amortization		(1,485)	(1,493)	(1,519)
Total Depreciation and amortization of non-current assets		(4,666)	(4,107)	(4,380)

Other Management & administration expenses
Overheads & administration		(8,584)	(10,104)	(10,157)
Consultancy		(2,458)	(3,922)	(3,751)
Legal, patent and other professional fees		(2,342)	(3,695)	(5,571)
Intellectual property expenses (excluding the amount amortized above)		(2,777)	(2,993)	(2,621)
Total Other Management & administration expenses		(16,161)	(20,714)	(22,100)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(g)(iii)	(9,693)	8,771	913
Total Fair value remeasurement of contingent consideration		(9,693)	8,771	913

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(g)(vi)	779	(2,205)	5,896
Total Fair value remeasurement of warrant liability		779	(2,205)	5,896

Other operating income and expenses
Research and development tax incentive income(2)		859	3,506	—
Interest income		1,824	831	3
Foreign exchange (losses)/gains		(76)	(163)	(536)
Derecognition of right-of-use asset		—	76	—
Foreign withholding tax paid		(37)	—	(3)
Total Other operating income and expenses		2,570	4,250	(536)

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2024	2023	2022
Finance (costs)/gains
Remeasurement of borrowing arrangements		(2,351)	(678)	(382)
Interest expense		(20,658)	(19,444)	(16,906)
Total Finance costs		(23,009)	(20,122)	(17,288)

Total loss before income tax		(88,147)	(82,101)	(91,586)